CALVERT INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT CORE BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT BOND FUND

CALVERT GREEN BOND FUND

CALVERT MORTGAGE ACCESS FUND

(each, a “Fund” and together, the “Funds”)

Supplement to Statutory Prospectus and Statement of Additional Information dated June 30, 2023

Effective December 1, 2023, Raphael A. Leeman will retire as portfolio manager of Calvert High Yield Bond Fund. As such, effective December 1, 2023:

1.	The following replaces “Portfolio Managers” under “Fund Summary – Calvert High Yield Bond Fund”:

Portfolio Managers

Stephen C. Concannon, Vice President of CRM, has managed the Fund since June 2019.

Kelley Gerrity, Vice President of CRM, has managed the Fund since December 1, 2023.

Jack Cimarosa, Vice President of CRM, has managed the Fund since December 1, 2023.

2.	The following replaces the twelfth paragraph in “Management and Organization” in the Funds’ statutory prospectus:

High Yield Bond Fund. Under its investment advisory agreement for the Fund, CRM receives a monthly advisory fee equal to 0.48% annually of the Fund’s average daily net assets. For the fiscal year ended September 30, 2022, the effective annual rate of advisory fee paid to CRM was 0.48% of average daily net assets. The portfolio managers of the Fund are Stephen C. Concannon (since June 2019), Kelley Gerrity (since December 2023) and Jack Cimarosa (since December 2023). Mr. Concannon and Ms. Gerrity are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years. Mr. Cimarosa is a Vice President of CRM and has been an employee of Morgan Stanley for more than five years. Messrs. Cimarosa and Concannon and Ms. Gerrity currently manage other funds and portfolios.

3.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Funds’ Statement of Additional Information:
	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Jack Cimarosa(1)
Registered Investment Companies(2)	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$ 0	0	$0
Stephen C. Concannon
Registered Investment Companies(2)	6	$8,296.3	0	$0
Other Pooled Investment Vehicles	3	$ 558.1	0	$0
Other Accounts	26	$4,279.4	1	$491.5
Brian S. Ellis, CFA
Registered Investment Companies(2)	15	$13,756.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	7	$ 364.1	0	$0
Kelley Gerrity(1)
Registered Investment Companies(2)	7	$10,533.4	0	$0
Other Pooled Investment Vehicles	1	$18.6	0	$0
Other Accounts	0	$ 0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Vishal Khanduja, CFA
Registered Investment Companies(2)	13	$11,948.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	6	$ 344.6	0	$0
Andrew Szczurowski(3)
Registered Investment Companies(2)	6	$11,906.5	0	$0
Other Pooled Investment Vehicles	1	$ 68.3	0	$0
Other Accounts	0	$ 0	0	$0
Alexander Payne(3)
Registered Investment Companies(2)	3	$6,625.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
(1)	As of June 30, 2023.
(2)	Includes each Fund as applicable.
(3)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2022 and in the Calvert family of funds as of December 31, 2022.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Income Fund
Brian S. Ellis, CFA	$10,001-$50,000	$100,001-$500,000
Vishal Khanduja, CFA	$10,001-$50,000	$100,001-$500,000
Short Duration Income Fund
Brian S. Ellis, CFA	$50,001-$100,000	$100,001-$500,000
Vishal Khanduja, CFA	$10,001-$50,000	$100,001-$500,000
Core Bond Fund
Brian S. Ellis, CFA	None	$100,001-$500,000
Vishal Khanduja, CFA	None	$100,001-$500,000
High Yield Bond Fund
Jack Cimarosa(1)	None	None
Stephen C. Concannon	None	None
Kelley Gerrity(1)	None	None
Bond Fund
Brian S. Ellis, CFA	$10,001-$50,000	$100,001-$500,000
Vishal Khanduja, CFA	$10,001-$50,000	$100,001-$500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Green Bond Fund
Brian S. Ellis, CFA	$1-$10,000	$100,001-$500,000
Vishal Khanduja, CFA	$1-$10,000	$100,001-$500,000
Mortgage Access Fund
Alexander Payne	$1-$10,000	$50,001-$100,000
Andrew Szczurowski	$100,001-$500,000	$100,001-$500,000

(1)        As of June 30, 2023.

August 2, 2023	42705 8.2.23